Financial Liabilities - Senior Credit Facilities - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended							0 Months Ended					12 Months Ended			0 Months Ended						0 Months Ended	12 Months Ended			0 Months Ended
	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 24, 2011	Dec. 31, 2013 Senior Credit Facility [Member]	May 24, 2011 Senior Credit Facility [Member]	Dec. 31, 2013 Original Revolving Credit Facility [Member]	Jun. 23, 2013 Revolving Credit Facility [Member]	Dec. 31, 2013 Revolving Credit Facility [Member]	May 24, 2011 Revolving Credit Facility [Member]	May 24, 2011 Domestic [Member]	May 24, 2011 Foreign [Member]	Dec. 31, 2013 Tranche B Term Loan [Member]	Dec. 31, 2012 Tranche B Term Loan [Member]	May 24, 2011 Tranche B Term Loan [Member]	Dec. 23, 2013 Tranche B Term Loan [Member] LIBOR plus [Member]	Dec. 23, 2013 Tranche B Term Loan [Member] base rate plus [Member]	Dec. 23, 2013 Tranche B Term Loan [Member] Libor Rate Plus [Member]	Dec. 23, 2013 Original Tranche B Term Loan [Member]	Dec. 31, 2013 Original Tranche B Term Loan [Member]	Jun. 21, 2013 Original Tranche B Term Loan [Member]	Jun. 21, 2013 Original Credit Facilities [Member]	Dec. 31, 2013 Original Credit Facilities [Member]	Dec. 31, 2013 Senior Credit Facilities [Member]	Jun. 21, 2013 Senior Credit Facilities [Member]	Jun. 21, 2013 Senior Credit Facilities [Member] Base Rate Plus [Member]	Jun. 21, 2013 Senior Credit Facilities [Member] LIBOR plus [Member]
Debt Instrument [Line Items]
Credit Facility Borrowing Capacity								$ 4,300,000,000				$ 1,300,000,000
Long term debt															2,895,000,000	2,925,000,000						3,000,000,000
Revolving credit facility Undrawn									1,300,000,000		1,300,000,000
Interest rate spread decrease																					(0.50%)			(1.50%)
Floor rate decrease																					(0.25%)			(0.25%)
Interest Rate Spread															2.75%	4.75%			1.75%	2.75%								2.25%	3.25%
Debt instrument floor rate															0.75%	1.25%		0.75%	1.75%
Commitment fee percentage										0.50%
Reduced line of credit percentage commitment fee percentage										0.375%
Payment amount						7,683,000,000											7,500,000
Call premium on term loan															1.00%
Restricted payment capacity																										50.00%
Outstanding principal balance partially or fully reduced																					790,000,000		790,000,000
Call premium and other fees																									38,000,000
Deferred and amortized																									30,000,000
Loss on extinguishment of debt	1,000,000	23,000,000	24,000,000		551,000,000																				24,000,000
Unamortized debt discounts																									13,000,000		13,000,000
Unamortized debt issuance costs																									3,000,000		3,000,000
Call premium fee included in loss on extinguishment of debt																									8,000,000
Amount of revolving credit facility used for issuance of letter of credit											200,000,000
Maximum limit of increase in credit facility principal amounts							1,200,000,000
Equity interests in foreign subsidiaries													100.00%	65.00%
Minimum liquidity amount on Revolving Facility												$ 3,000,000,000